Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)
Prepayments and other current assets
Deposits	¥ 8,057	¥ 14,321
Less: Allowance for credit losses	(1,901)	(4,088)	¥ (2,896)
Deposits net	6,156	10,233
Prepayment to location partners	13,844	57,369
VAT receivables	20,748	8,711
Prepayment to service providers	218,341	248,929
Prepaid expenses	12,015	7,620
Others	5,664	6,389
Total	276,768	339,251	226,463	$ 37,917	¥ 317,424	¥ 372,194	¥ 345,425	¥ 395,168	¥ 298,559	¥ 365,840	¥ 411,312	¥ 401,830
Impairments for the prepaid commissions to the location partners	¥ 12,329	¥ 24,280	¥ 58,805